Other Operating Income (Loss), net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Operating Income (Loss), net
Government subsidies	$ 2,155,039	$ 4,231,406	$ 2,026,269
(Provision) reversal of contingent losses	66,994	254,833	(2,776,293)
Compensation payments			(1,587,473)
Others	20,084		62,990
Gain on disposal of property and equipment	199,442	33,817	18,702
Others		(32,777)
Total	$ 2,441,559	$ 4,453,462	$ (2,274,507)